UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2002

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		May 13, 2002
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:   $87,553
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp.                   COM              020039103     3057 55025.000SH       SOLE                19725.000         35300.000
Anadarko Petroleum Corp.       COM              032511107      363 6425.000 SH       SOLE                 1100.000          5325.000
Applera Corp. - Celera Genomic COM              038020202      629 30587.000SH       SOLE                10567.000         20020.000
Bellsouth Corp.                COM              079860102      299 8112.000 SH       SOLE                                   8112.000
Burnham Pacific Properties     COM              12232c108       84 49825.000SH       SOLE                26250.000         23575.000
CVS Corporation                COM              126650100     3229 94059.000SH       SOLE                44019.000         50040.000
Cardinal Health Inc.           COM              14149y108      211 2972.000 SH       SOLE                  875.000          2097.000
Chesapeake Energy Corp.        COM              165167107     3218 415814.000SH      SOLE               185714.000        230100.000
Colgate Palmolive Co.          COM              194162103     2717 47550.000SH       SOLE                19500.000         28050.000
Convergys Corp.                COM              212485106     4411 149163.000SH      SOLE                60843.000         88320.000
Crown America Realty Tr.       COM              228186102     2134 219100.000SH      SOLE                49350.000        169750.000
Crown Pacific Partners Ltd.    COM              228439105      502 79450.000SH       SOLE                22500.000         56950.000
Developers Diversified         COM              251591103      226 10745.000SH       SOLE                 1974.000          8771.000
Electronic Data Systems        COM              285661104     3522 60741.000SH       SOLE                22550.000         38191.000
Emerson Electric Co.           COM              291011104      222 3860.000 SH       SOLE                 1375.000          2485.000
Enterprise Products Partners L COM              293792107      562 11625.000SH       SOLE                  650.000         10975.000
Equity Inns Inc.               COM              294703103      572 71509.000SH       SOLE                26384.000         45125.000
Equity Office Properties       COM              294741103     2431 81053.998SH       SOLE                22165.000         58888.998
Equity Residential Pptys.      COM              29476L107     1449 50433.000SH       SOLE                22279.000         28154.000
Exxon Mobil Corp.              COM              30231g102      283 6461.999 SH       SOLE                                   6461.999
Fairchild Corp. A              COM              303698104       31 12300.000SH       SOLE                                  12300.000
Federal National Mortgage Assn COM              313586109      461 5775.000 SH       SOLE                 4500.000          1275.000
Federal Rlty. Inv. Tr.         COM              313747206      457 17811.000SH       SOLE                 6386.000         11425.000
Fleming Cos. Inc.              COM              339130106     2715 121217.000SH      SOLE                49942.000         71275.000
General Electric Co.           COM              369604103     1322 35289.000SH       SOLE                12650.000         22639.000
Glimcher Realty Trust          COM              379302102      774 41700.000SH       SOLE                17475.000         24225.000
Immunex Corp.                  COM              452528102     2729 90175.000SH       SOLE                34350.000         55825.000
Int'l Business Machines        COM              459200101      255 2449.000 SH       SOLE                                   2449.000
Intel Corp.                    COM              458140100      216 7095.000 SH       SOLE                                   7095.000
Istar Financial Inc.           COM              45031u101      552 19090.000SH       SOLE                 8650.000         10440.000
J. P. Morgan Chase & Co.       COM              46625h100      459 12879.000SH       SOLE                 8845.000          4034.000
Johnson & Johnson              COM              478160104     1324 20382.000SH       SOLE                 8050.000         12332.000
Kinder Morgan Energy Partners  COM              494550106     2317 70213.000SH       SOLE                27913.000         42300.000
Liberty Media Corp. Ser. A     COM              530718105     3895 308124.000SH      SOLE               133574.000        174550.000
Mattel, Inc.                   COM              577081102     2946 141353.000SH      SOLE                63528.000         77825.000
Microsoft Corp.                COM              594918104      400 6629.000 SH       SOLE                  850.000          5779.000
Mylan Labs Inc.                COM              628530107      264 8950.000 SH       SOLE                 7100.000          1850.000
Patriot Bank Corp.             COM              70335p103      220 15975.000SH       SOLE                 5600.000         10375.000
Penn Virginia Corp.            COM              707882106      920 22920.000SH       SOLE                14925.000          7995.000
Peoples Bk Bridgeport, CT      COM              710198102      804 32598.000SH       SOLE                13702.000         18896.000
Pfizer, Inc.                   COM              717081103     9938 250064.000SH      SOLE               111422.000        138642.000
Pharmaceutical Resources Inc.  COM              717125108     1152 54350.000SH       SOLE                29425.000         24925.000
Range Resources Corp.          COM              75281a109       98 18800.000SH       SOLE                 9200.000          9600.000
Reckson Assoc. Realty CL. B    COM              75621k304      319 12400.000SH       SOLE                 1000.000         11400.000
Resource America Inc.          COM              761195205      571 51752.000SH       SOLE                 8769.000         42983.000
SBC Communications, Inc.       COM              78387G103      230 6153.000 SH       SOLE                                   6153.000
Shire Pharmaceuticals ADR      COM              82481r106      502 21406.001SH       SOLE                 6722.000         14684.001
Sovereign Bancorp, Inc.        COM              845905108     5553 395261.000SH      SOLE               172870.000        222391.000
Unisys Corp.                   COM              909214108     3922 310570.000SH      SOLE               141905.000        168665.000
Valero Energy                  COM              91913Y100      349 7050.000 SH       SOLE                  750.000          6300.000
Verizon Communications         COM              92343v104     3051 66193.000SH       SOLE                24663.000         41530.000
Washington Mutual              COM              939322103     6151 185672.000SH      SOLE                75855.000        109817.000
Williams Cos.                  COM              969457100     2536 107650.000SH      SOLE                45475.000         62175.000
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